Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Accounts receivable	36,159,165	45,841,828
Less: allowance for credit losses	(3,013,077)	(4,276,957)

Accounts receivable, net	33,146,088	41,564,871

The movement of the allowance for credit loss is as follows:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	-	(1,978,793)	(3,013,077)

Current period provision	(3,481,333)	(3,100,973)	(1,518,121)
Write-offs	1,502,540	2,066,689	254,241

Balance at the end of the year	(1,978,793)	(3,013,077)	(4,276,957)

As of report date, approximately 83.84% of the Company’s net accounts receivable balance at December 31, 2025 have been subsequently collected.